FILE NO.   2-10156
                                                              FILE NO.  811-0560
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A
                                   ---------
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933            (X)
                          Pre-Effective Amendment No.            ( )
                        Post-Effective Amendment No. 87          (X)
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940        (X)
                                Amendment No. 39                 (X)
                                   ---------
                          JOHN HANCOCK INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
              (Address of Principal Executive Offices) (Zip Code)
                 Registrant's Telephone Number, (617) 375-1700
                                   ---------
                                 SUSAN S. NEWTON
                          Vice President and Secretary
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                          Boston, Massachusetts 02199
                    (Name and Address of Agent for Service)
                                   ---------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective:
( ) immediately upon filing pursuant to paragraph (b) of Rule 485
( ) on (date) pursuant to paragraph (b) of Rule 485
( ) 60 days after filing pursuant to paragraph (a) of Rule 485
(X) on March 1, 2001 pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                    John Hancock
                                                     Institutional Funds-Class I

                                                                      Prospectus

                                                                   March 1, 2001

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                                                            Large Cap Value Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                                                        [LOGO] John Hancock(R)
                                                      --------------------------
                                                          JOHN HANCOCK FUNDS

Contents
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A summary of the fund's           Large Cap Value Fund                        4
goals, strategies, risks,
performance and expenses.

Policies and instructions for     Your account
opening, maintaining and
closing an account.               Who can buy shares                          6
                                  Opening an account                          6
                                  Buying shares                               7
                                  Selling shares                              8
                                  Transaction policies                       10
                                  Dividends and account policies             10
                                  Business structure                         11

                                  For more information               back cover

Large Cap Value Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks the highest total return (capital appreciation plus current income) that is consistent with reasonable safety of capital. To pursue this goal, the fund normally invests at least 65% of assets in stocks of large-capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Stock Index, which was $xx million to $xx billion as of January 31, 2001).

In managing the portfolio, the managers emphasize a value-oriented approach to individual stock selection. With the aid of proprietary financial models, the management team looks for companies that are selling at what appear to be substantial discounts to their long-term intrinsic and "franchise" values. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The fund manages risk by typically holding between 50 and 150 large companies that are diversified across industry sectors. The management team also uses fundamental financial analysis to identify individual companies with substantial cash flows, reliable revenue streams, superior competitive positions and strong management.

The fund may attempt to take advantage of short-term market volatility by investing in corporate restructurings or pending acquisitions.

In selecting bonds of any maturity, the managers look for the most favorable risk/return ratios. The fund may invest up to 15% of net assets in junk bonds rated as low as CC/Ca and their unrated equivalents.

The fund may invest up to 25% of assets in foreign securities (35% during adverse U.S. market conditions). The fund may also make limited use of certain derivatives (investments whose value is based on indices, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

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PORTFOLIO MANAGERS

Timothy E. Quinlisk, CFA
---------------------------------------
Senior vice president of adviser
Joined fund team in 2000
Joined adviser in 1998
Analyst at Hagler, Mastrouita
  & Hewitt (1997-1998)
Analyst at State Street Global
  Advisors (1995-1997)
Began business career in 1985

James S. Yu, CFA
---------------------------------------
Vice president of adviser
Joined fund team in 2000
Joined adviser in 2000
Analyst at Merrill Lynch Asset
  Management (1998-2000)
Analyst at Gabelli & Company
  (1995-1998)
Began business career in 1990

R. Scott Mayo, CFA
---------------------------------------
Second vice president of adviser
Joined fund team in 2000
Joined adviser in 1998
Analyst at Morgan Stanley (1998)
Analyst at Grantham, Mayo
  & Van Otterloo (1993-1996)
Began business career in 1993

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. Since the Class I shares have no operational history, the year-by-year and average annual figures are for Class A shares which are offered in a separate prospectus. Class I shares have no sales charges and lower expenses than the Class A shares. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

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Class A year-by-year total returns -- calendar years
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  1991   1992    1993    1994    1995    1996    1997    1998    1999    2000
 32.29%  6.02%   9.74%  -8.49%  36.74%  22.21%  36.71%  15.94%  37.89%

Best quarter: Q4 '99, 31.65%
Worst quarter: Q3 '98, -12.95%

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Average annual total returns -- for periods ending 12/31/99
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                                                 1 year     5 year     10 year
Class A                                          30.99%     28.25%     17.15%
Class I - no operational history
Index                                            21.03%     28.54%     18.19%

Index: Standard & Poor's 500 Stock Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will go up and down in response to stock and bond market movements.

The fund's management strategy has a significant influence on fund performance. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Similarly, value stocks could underperform growth stocks. In addition, if the managers' securities selection strategies do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o     Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility. Junk bond prices can fall on bad news about the economy, an industry or a company.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

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YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class I is new, its expenses are based on Class A expenses, adjusted to reflect any changes.

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Annual operating expenses
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Management fee                                                         0.625%
Other expenses                                                         0.125%
Total fund operating expenses                                          0.75%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

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Expenses                        Year 1       Year 3       Year 5       Year 10
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Class I                         $77          $240         $417         $930

FUND CODES

---------------------------------------
Ticker
CUSIP
Newspaper         --
SEC number        811-0560
JH fund number    537

Your account

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WHO CAN BUY SHARES

John Hancock institutional funds are offered without any sales charge to certain types of investors, as noted below:

o     Retirement and other benefit plans not affiliated with the adviser.

o     Certain trusts, endowment funds and foundations.

o     Banks and insurance companies buying shares for their own account.

o     Investment companies not affiliated with the adviser.

o     Any entity that is considered a corporation for tax purposes.

o Any state, county or city, or its instrumentality, department, authority or agency.

o Retirement plans of the adviser and its affiliates, including the adviser's affiliated brokers.

John Hancock Funds may pay significant compensation out of its own resources to your broker.

Your broker or agent may charge you a fee to effect transactions in fund shares.

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OPENING AN ACCOUNT

1     Read this prospectus carefully.

2 Determine if you are eligible, referring to "Who can buy shares" on the left.

3 Determine how much you want to invest. The minimum initial investment is $250,000, unless you invest an aggregate of at least $1 million in any of the institutional funds or any Class I shares. There is no minimum investment for plans with at least 350 eligible employees.

4 Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. You must notify your financial representative or Signature Services if this information changes. If you have questions or need more details, please contact Signature Services at 1-800-755-4371.

5 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

6     Make your initial investment using the table on the next page.


6 YOUR ACCOUNT

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Buying shares
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            Opening an account                Adding to an account

By check

[Clip Art]  o Make out a check for the        o Make out a check for the
              investment amount, payable to     investment amount payable to
              "John Hancock Signature           "John Hancock Signature
              Services, Inc."                   Services, Inc."

            o Mail your check and completed   o Fill out the detachable
              application to Signature          investment slip from an account
              Services (address below).         statement. If no slip is
                                                available, include a note
                                                specifying the fund name(s),
                                                your account number and the
                                                name(s) in which the account is
                                                registered.

                                              o Mail your check and investment
                                                slip or note to Signature
                                                Services (address below).

By exchange

[Clip Art]  o Call Signature Services to      o Call Signature Services to
              request an exchange. You may      request an exchange. You may
              only exchange for shares of       only exchange for shares of
              other institutional funds or      other institutional funds or
              other Class I shares.             other Class I shares.

By wire

[Clip Art]  o Mail your completed             o Instruct your bank to wire the
              application to Signature          amount of your investment to:
              Services.                           First Signature Bank & Trust
                                                  Account # 900022260
            o Obtain your account number by       Routing # 211475000
              calling Signature Services.
                                              Specify the fund name(s), your
            o Instruct your bank to wire the  account number and the name(s) in
              amount of your investment to:   which the account is registered.
                First Signature Bank & Trust  Your bank may charge a fee to wire
                Account # 900022260           funds.
                Routing # 211475000

            Specify the fund name(s), the
            new account number and the
            name(s) in which the account is
            registered. Your bank may charge
            a fee to wire funds.

By phone

[Clip Art]  See "By wire" and "By exchange."  o Verify that your bank or credit union is a member of the
                                                Automated Clearing House (ACH)
                                                system.

                                              o Complete the "Invest By Phone"
                                                and "Bank Information" sections
                                                on your account application.

                                              o Call Signature Services to
                                                verify that these features are
                                                in place on your account.

                                              o Tell the Signature Services
                                                representative the fund name(s),
                                                your account number, the name(s)
                                                in which the account is
                                                registered and the amount of
                                                your investment.

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Address:
John Hancock Signature Services, Inc.
101 Huntington Avenue
Attn: Participant Service Center
5th Floor
Boston, MA 02199

Phone Number: 1-800-755-4371
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To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."


                                                                  YOUR ACCOUNT 7

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Selling shares
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            Designed for                      To sell some or all of your shares

By letter

[Clip Art]  o Sales of any amount; however,   o Write a letter of instruction
              sales of $5 million or more       indicating the fund name, your
              must be made by letter.           account number, the name(s) in
                                                which the account is registered
                                                and the dollar value or number
                                                of shares you wish to sell.

                                              o Include all signatures and any
                                                additional documents that may be
                                                required (see next page).

                                              o Mail the materials to Signature
                                                Services.

                                              o A check will be mailed to the
                                                name(s) and address in which the
                                                account is registered, or
                                                otherwise according to your
                                                letter of instruction.

By phone

[Clip Art]  o Sales of up to $5 million.      o For automated service 24 hours a
                                                day using your touch-tone phone,
                                                call the EASI-Line at
                                                1-800-597-1897.

                                              o To place your request with a
                                                representative at John Hancock
                                                Funds, call Signature Services
                                                between 8 A.M. and 4 P.M.
                                                Eastern Time on most business
                                                days.

                                              o Redemption proceeds of up to
                                                $100,000 may be sent by wire or
                                                by check. A check will be mailed
                                                to the exact name(s) and address
                                                on the account. Redemption
                                                proceeds exceeding $100,000 must
                                                be wired to your designated bank
                                                account.

By wire or electronic funds transfer (EFT)

[Clip Art]  o Requests by letter to sell any  o To verify that the telephone
              amount.                           redemption privilege is in place
                                                on an account, or to request the
            o Requests by phone to sell up      forms to add it to an existing
              to $5 million (accounts with      account, call Signature
              telephone redemption              Services.
              privileges).
                                              o Amounts of $5 million or more
                                                will be wired on the next
                                                business day.

                                              o Amounts up to $100,000 may be
                                                sent by EFT or by check. Funds
                                                from EFT transactions are
                                                generally available by the
                                                second business day. Your bank
                                                may charge a fee for this
                                                service.

By exchange

[Clip Art]  o Sales of any amount.            o Obtain a current prospectus for
                                                the fund into which you are
                                                exchanging by calling Signature
                                                Services.

                                              o Call Signature Services to
                                                request an exchange. You may
                                                only exchange for shares of
                                                other institutional funds or
                                                other Class I shares.

To sell shares through a systematic withdrawal plan, see "Additional investor services."


8 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o     your address of record has changed within the past 30 days

o you are selling more than $100,000 worth of shares and are requesting payment by check

o     you are selling more than $5 million worth of shares

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

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Seller                                        Requirements for written requests
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                                                                      [Clip Art]

Owners of corporate, sole proprietorship,     o Letter of instruction.
general partner or association accounts.
                                              o Corporate business/organization
                                                resolution, certified within the
                                                past 12 months, or a John
                                                Hancock Funds business/
                                                organization certification form.

                                              o On the letter and the
                                                resolution, the signature of the
                                                person(s) authorized to sign for
                                                the account.

                                              o Signature guarantee if
                                                applicable (see above).

Retirement plan or pension trust accounts.    o Letter of instruction.

                                              o On the letter, the signature(s)
                                                of the trustee(s).

                                              o Copy of the trust document
                                                certified within the past 12
                                                months or a John Hancock Funds
                                                trust certification form.

                                              o Signature guarantee if
                                                applicable (see above).

Account types not listed above.               o Call 1-800-755-4371 for
                                                instructions.

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Address:
John Hancock Signature Services, Inc.
101 Huntington Avenue
Attn: Participant Service Center
5th Floor
Boston, MA 02199

Phone Number: 1-800-755-4371
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                                                                  YOUR ACCOUNT 9

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TRANSACTION POLICIES

Valuation of shares The net asset value per share (NAV) for the fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The fund uses market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. The fund may also value securities at fair value if the value of these securities has been materially affected by events occuring after the close of a foreign market. The fund may trade foreign stock or other portfolio securities on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell shares.

Buy and sell prices When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com, or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one institutional fund for shares of any other institutional fund or other Class I shares. The registration for both accounts involved must be identical.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

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DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o     after any changes of name or address of the registered owner(s)

o     in all other circumstances, every month

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds declare and pay any income dividends annually. Capital gains, if any, are distributed annually.

Dividend reinvestments Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.


10 YOUR ACCOUNT

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Special investment privilege If you sell your shares as a result of withdrawing from your retirement plan, you will not be able to withdraw the proceeds and reinvest them in fund shares. However, you can reinvest in Class A shares of any John Hancock fund without paying a front-end sales charge. This privilege is available whether you reinvest into a taxable account or roll the proceeds into an IRA. If you reinvest in a taxable account, you may be subject to 20% tax withholding on the amount of your distribution.

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BUSINESS STRUCTURE

The fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations. The trustees have the power to change the fund's investment goals without shareholder approval.

The investment adviser John Hancock Advisers, Inc., 101 Huntington Avenue, Boston, MA 02199-7603.

Management fees For the period ended December 31, 1999, the fund paid the investment adviser management fees at an annual rate of 0.625% of average net assets.


                                                                 YOUR ACCOUNT 11

For more information
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Two documents are available that offer further information on the John Hancock Large Cap Value Fund:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Signature Services, Inc.
101 Huntington Avenue
Attn: Participant Service Center
5th floor
Boston, MA 02199

By phone: 1-800-755-4371

By EASI-Line: 1-800-597-1897

By TDD: 1-800-462-0825

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

By electronic request:
publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

[LOGO] John Hancock(R)

John Hancock Funds, Inc.
MEMBER NASD
101 Huntington Avenue
Boston, MA 02199-7603

Mutual Funds
Institutional Services
Private Managed Accounts
Retirement Services
Insurance Services

(C)2001 JOHN HANCOCK FUNDS, INC.                                      501PN 3/01

                        JOHN HANCOCK LARGE CAP VALUE FUND

                                 Class I Shares
                       Statement of Additional Information

                                  March 1, 2001

This Statement of Additional Information provides information about John Hancock Large Cap Value Fund (the "Fund"), in addition to the Fund's current prospectus for Class I shares (the "Prospectus"). The Fund is a diversified series of John Hancock Investment Trust (the "Trust").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                              Boston, MA 02217-1000
                                 1-800-225-5291

                                Table of Contents
                                                                            Page
Organization of the Fund...............................................        2
Investment Objective and Policies......................................        2
Investment Restrictions................................................       14
Those Responsible for Management.......................................       16
Investment Advisory and Other Services.................................       21
Distribution Contracts.................................................       23
Sales Compensation.....................................................       23
Net Asset Value........................................................       24
Special Redemptions....................................................       24
Description of the Fund's Shares.......................................       25
Tax Status.............................................................       26
Calculation of Performance.............................................       30
Brokerage Allocation...................................................       32
Transfer Agent Services................................................       34
Custody of Portfolio...................................................       34
Independent Auditors...................................................       34
Appendix A- Description of Investment Risk.............................      A-1
Appendix B-Description of Bond Ratings.................................      B-1
Financial Statements...................................................      F-1

ORGANIZATION OF THE FUND

The Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust under a Declaration of Trust dated December 12, 1984. Prior to May 1, 1999, the Fund was called John Hancock Growth and Income Fund.

John Hancock Advisers, Inc. (the "Adviser") is the Fund's investment adviser. The Adviser is an indirect, wholly-owned subsidiary of John Hancock Life Insurance Company (formerly John Hancock Mutual Life Insurance Company)(the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts. The Life Company is wholly owned by John Hancock Financial Services, Inc., a Delaware corporation organized in February, 2000.

INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus. Appendix A contains further information describing investment risk. The investment objective is non-fundamental. There is no assurance that the Fund will achieve its investment objective.

The investment objective of the Fund is to obtain the highest total return, a combination of capital appreciation and current income, consistent with reasonable safety of capital. The Fund seeks to achieve its objective by allocating its assets between equity and fixed-income securities, including money market instruments. The Fund is designed primarily, but not exclusively, for the long-term investor as a base or central investment which may be termed a "core portfolio." There is no limitation as to the proportion of the Fund's portfolio which may be invested in any type of security. The Fund does not intend to concentrate its investments in any particular industry. Depending upon the judgment of the Adviser as to general market and economic conditions and other factors, the Fund may emphasize growth-oriented or income-oriented investments at different times and in varying degrees in pursuit of its objective.

Under normal circumstances, the Fund invests primarily in stocks. Equity investments will consist of common and preferred stocks which have yielded their holders a dividend return within the preceding twelve months and have the potential to increase dividends in the future; however, non-income producing securities may be held for anticipated increase in value.

The Fund may invest in U.S. Government and Agency securities, mortgage backed securities and corporate bonds, notes and other debt securities of any maturity.

In selecting equity securities for the Fund, the Adviser emphasizes issuers whose equity securities trade at valuation ratios lower than comparable issuers or the Standard & Poor's Composite Index. Some of the valuation tools used include price to earnings, price to cash flow and price to sales ratios and earnings discount models. The Fund's portfolio will also include securities that the Adviser considers to have the potential for capital appreciation, due to potential recognition of earnings power or asset value which is not fully reflected in the securities' current market value. The Adviser attempts to identify investments which possess characteristics, such as high relative value, intrinsic value, going concern value, net asset value and replacement book value, which are believed to limit sustained downside price risk, generally referred to as the "margin of safety" concept. The Adviser also considers an issuer's financial strength, competitive position, projected future earnings and dividends and other investment criteria.

The Fund's investment policy reflects the Adviser's belief that while the securities markets tend to be efficient, sufficiently persistent price anomalies exist which the strategically disciplined active equity manager can exploit in seeking to achieve an above-average rate of return.

Each of the investment practices described in the following section, unless otherwise specified, is deemed to be a fundamental policy and may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities.

Investment in Foreign Securities. As a matter of non-fundamental policy the Fund may invest up to 25% (and up to 35% during time of adverse U.S. market conditions) of its total assets in securities of foreign issuers including securities in the form of sponsored or unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") or other securities convertible into securities of foreign issuers. These securities may include debt and equity securities of corporate and governmental issuers in countries with emerging economies or securities markets. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Issuers of unsponsored ADRs are not contractually obligated to disclose material information, including financial information, in the United States. Generally, ADRs are designed for use in the United States securities markets and EDRs are designed for use in European securities markets.

Foreign Currency Transactions. The Fund's foreign currency transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market.

The Fund may also enter into forward foreign currency exchange contracts to enhance return, to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position, or as a substitute for the purchase or sale of a currency or assets denominated in that currency. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. The Fund may elect to hedge less than all of its foreign portfolio positions as deemed appropriate by the Adviser.

If the Fund purchases a forward contract or sells a forward contract for non-hedging purposes, the Fund will segregate cash or liquid securities in a separate account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. The assets in the segregated account will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal the amount of the Fund's commitment with respect to such contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly, so that the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United State's economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiently and balance of payments position.

The dividends in some cases, capital gains and interest payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

These risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing less established markets and economies. Political, legal and economic structure in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. The Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

Ratings as Investment Criteria. In general, the ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") represent opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of debt securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix B contains further information concerning the rating of Moody's and S&P and their significance. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund.

Lower Rated High Yield "High Risk" Debt Obligations. As a matter of nonfundamental policy, the Fund may invest up to 15% of its net assets in high yielding, fixed income instruments below investment grade; that is, securities rated as low as Ca by Moody's Investors Service, Inc. ("Moody's") or CC by Standard & Poor's Ratings Group S&P.

Securities rated lower than Baa by Moody's or BBB by Standard & Poor's are sometimes referred to as junk bonds. The Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings. The credit ratings of Moody's and Standard & Poor's, such as those ratings described here, may not be changed by Moody's and Standard & Poor's in a timely fashion to reflect subsequent economic events. The credit ratings or securities do not reflect an evaluation of market risk. Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the issuer's ability to make payments of interest and principal. The market price and liquidity of lower rated fixed income securities generally respond more to short-term corporate and market developments than do those of higher rated securities, because these developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its on going debt obligations. The Adviser seeks to minimize these risks through diversification, investment analysis and attention to current developments in interest rates and economic conditions.

Reduced volume and liquidity in the high yield high risk bond market, or the reduced availability of market quotations, will make it more difficult to dispose of the bonds and to value accurately the Fund's assets. The reduced availability of reliable, objective data may increase the Fund's reliance on management's judgment in valuing high yield high risk bonds. In addition, the Fund's investment in high yield high risk securities may be susceptible to adverse publicity and investor perceptions, whether or not justified by fundamental factors. The Fund's investments, and consequently its net asset value, will be subject to the market fluctuations and risk inherent in all securities. Increasing rate note securities are typically refinanced by the issuers within a short period of time. The Fund may invest in pay-in-kind (PIK) securities, which pay interest in either cash or additional securities, at the issuer's option, for a specified period. The Fund also may invest in zero coupon bonds, which have a determined interest rate, but payment of the interest is deferred until maturity of the bonds. Both types of bonds may be more speculative and subject to greater fluctuations in value than securities which pay interest periodically and in cash, due to changes in interest rates.

The market value of debt securities which carry no equity participation usually reflects yields generally available on securities of similar quality and type. When such yields decline, the market value of a portfolio already invested at higher yields can be expected to rise if such securities are protected against early call. In general, in selecting securities for its portfolio, the Fund intends to seek protection against early call. Similarly, when such yields increase, the market value of a portfolio already invested at lower yields can be expected to decline. The Fund's portfolio may include debt securities which sell at substantial discounts from par. These securities are low coupon bonds which, during periods of high interest rates, because of their lower acquisition cost tend to sell on a yield basis approximating current interest rates.

Government Securities. As a matter of nonfundamental policy, the Fund's investments in fixed income securities may include U.S. Government securities, which are obligations issued or guaranteed by the U.S. Government and its agencies, authorities or instrumentalities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("Ginnie Maes"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("Freddie Macs"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association bonds ("Fannie Maes"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

Short-Term Bank and Corporate Obligations. As a matter of nonfundamental policy, the Fund's investments in short-term investment grade securities may include depository-type obligations of banks and savings and loan associations and other high quality money market instruments consisting of short-term obligations of the U.S. Government or its agencies and commercial paper rated at least P-1 by Moody's or A-1 by Standard & Poor's. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Depository-type obligations in which the Fund may invest include certificates of deposit, bankers' acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

Repurchase Agreements. In a repurchase agreement the Fund buy a security for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities and could experience losses, including the possible decline in the value of the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income decline in value of the underlying securities or lack of access to income during this period, as well as the expense of enforcing its rights. The Fund will not invest in a repurchase agreement maturing in more than seven days, if such investment, together with other illiquid securities held by the Fund (including restricted securities) would exceed 10% of the Fund's net assets.

Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish and maintain a separate account consisting of liquid securities, of any type or maturity, an amount at least equal to the repurchase process of the securities (plus any accrued interest thereon) under such agreements. The Fund will not enter into reverse repurchase agreements exceeding in the aggregate 33 1/3% of the market value of its total net assets. In addition, the Fund will not purchase additional securities while any borrowings are outstanding. The Fund will enter into reverse repurchase agreements only with federally insured banks or savings and loan associations which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Restricted Securities. The Fund will not invest more than 10% of its total assets in securities that are not registered ("restricted securities") under the Securities Act of 1933 (the "1933 Act"), including commercial paper issued in reliance on section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 10% of its net assets in illiquid investments. If the Trustees determines, based upon a continuing review of the trading markets for specific section 4(2) paper or Rule 144A securities, that are liquid, they will not be subject to the 10% limit on illiquid investments. The Trustees have adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Options on Securities, Securities Indices and Currency. The Fund may purchase and write (sell) call and put options on any securities in which it may invest, or on any securities index based on securities in which it may invest or any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options or securities and securities indices to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired. The Fund may purchase and write currency options only for hedging purposes.

The Fund will not purchase a call or put option if as a result the premium paid for the option, together with premiums paid for all other stock options and options on stock indexes then held by the Fund, exceed 10% of the Fund's total net assets. In addition, the Fund may not write put options on securities or securities indices with aggregate exercise prices in excess of 50% of the Fund's total net assets measured at the Fund's net asset value at the time the option is written.

Writing Covered Options. A call option on securities or currency written by the Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by the Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.

The Fund may not write uncovered options. The Fund will write listed and over-the-counter call options only if they are covered, which means that the Fund owns or has the immediate right to acquire the securities underlying the options without additional cash consideration upon conversion or exchange of other securities held in its portfolio. A call option written by the Fund may also be "covered" if the Fund holds in a share-for-share basis a covering call on the same securities where (i) the exercise price of the covering call held is
(a) equal to the exercise price of the call written or (b) greater than the exercise price of the call written, if the difference is maintained by the Fund in cash, U.S. Treasury bills or high grade liquid debt obligations in a segregated account with the Fund's custodian, and (ii) the covering call expires at the same time as the call written.

The Fund will write put options on indices only if they are covered by segregating with the Fund's custodian an amount of cash or short-term investments equal to the aggregate exercise prices of such put options or an offsetting option. In additional, the Fund will write call options on indices only if, on the date on which any such options is written, it holds securities qualified to serve as "cover" under the applicable rules of national securities exchanges or maintains in a segregated account an amount of cash or short-term investments equal to the aggregate exercise price of such call options with a value at least equal to the value of the index times the multiplier or an offsetting option.

The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts") in the market value of securities or currencies of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities or the currencies in which they are denominated. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees. In addition, the Fund will acquire only those OTC options for which management believes the Fund can receive on each business day two separate bids or offers (one of which will be from an entity other than a party to the option) or those options valued by an independent pricing service. Each Fund will write and purchase OTC options only with member banks of the Federal Reserve System and primary dealers in U.S. Government securities or their affiliates which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.

The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities. Similarly, the Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.

Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities or currencies, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between the Fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Lending of Securities. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. The Fund may not lend portfolio securities having a total value exceeding 33% of its total assets.

Rights and Warrants. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price, subject to the Fund's Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increase the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock. No such purchase will be made by the Fund, however, if the Fund's holdings of warrants (valued at lower of cost or market) would exceed 5% of the value of the Fund's net assets as a result of the purchase. In addition, the Fund will not purchase rights or warrants which is not listed on the New York or American Stock Exchange of the purchase would result in the Fund's only unlisted warrants on an amount exceed of 2% of its net assets.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. As a matter of nonfundamental policy, the Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing the Fund's portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information means the approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting by more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund's outstanding shares.

         The Fund may not:

         1. Invest in real estate (including interests in real estate investment trusts).

         2. Invest in a company having a record of less than three years' continuous operation, which may include the operations of any predecessor company or enterprise to which the company has succeeded by merger, consolidation, reorganization or purchase of assets.

         3. Invest in commodities or in commodity contracts or in puts, calls, or combinations of both except options on securities, securities indices, currency and other financial instruments, futures contracts on securities, securities indices, currency and other financial instruments, options on such futures contracts, forward commitments, forward foreign currency exchange contracts, interest rate or currency swaps, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

         4. Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

         5.       Buy securities on margin or sell short.

         6. Purchase securities of a company in which any officer or trustee of the Trust or the Adviser owns beneficially more than of 1% of the securities of such company and all such officers and trustees own beneficially in the aggregate more than 5% of the securities of such company.

         7. Borrow money except for temporary or emergency purposes, and then not in excess of 10% of its gross assets taken at cost. Assets taken at market may not be pledged to an extent greater than 15% of gross assets taken at cost (although this would permit the Fund to pledge, mortgage or hypothecate its portfolio securities to the extent that the percentage of pledged securities would exceed 10% of the offering price of the Fund's shares, it will not do so as a matter of operating policy in order to comply with certain state statutes or investment restrictions); any such loan must be from a bank and the value of the Fund's assets, including the proceeds of the loan, less other liabilities of the Fund, must be at least three times the amount of the loan. The borrowing restriction set forth above does not prohibit the use of reverse repurchase agreements, in an amount (including any borrowings) not to exceed 33 1/3% of total assets.

         8. Make loans to any of its officers or trustees, or to any firms, corporations or syndicates in which officers or trustees of the Trust have an aggregate interest of 10% or more. It is the intention of the Trust not to make loans of any nature, except the Fund may enter into repurchase agreements and lend its portfolio securities (as permitted by the Investment Company Act of 1940) as referred to under "Investment Objectives and Policies" above. In addition, the purchase of a portion of an issue of a publicly issued corporate debt security is not considered to be the making of a loan.

         9. Purchase any securities, other than obligations of domestic banks or of the U.S. Government, or its agencies or instrumentalities, if as a result of such purchase more than 25% of the value of the Fund's total assets would be invested in the securities of issuers in any one industry.

         10. Issue senior securities as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules thereunder; except insofar as the Fund may be deemed to have issued a senior security by reason of entering into a repurchase agreement or engaging in permitted borrowings.

         11. Purchase securities which will result in the Fund's holdings of the issuer thereof to be more than 5% of the value of the Fund's total assets (exclusive of U.S. Government securities).

         12. Purchase more than 10% of the voting securities of any class of securities of any one issuer.

Nonfundamental Investment Restriction. The following restrictions are designated as nonfundamental and may be changed by the Trustees without the shareholder approval.

The Fund may not purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

The fund may not purchase securities while outstanding borrowings exceed 5% of the fund's total assets.

If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Fund's assets will not be considered a violation of the restriction.

The Fund will invest only in countries on the Adviser's Approved Country
Listing.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by the Trustees who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers or directors of the Fund's Adviser and/or Subadviser, or officers and/or directors of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").


                               Positions Held              Principal Occupation(s)
Name and Address               With the Company            During the Past Five Years
----------------               ----------------            --------------------------


Stephen L. Brown*              Trustee and Chairman        Chairman and Director, John Hancock
John Hancock Place                                         Life Insurance Company (CEO until
P.O. Box 111                                               June 2000), John Hancock Financial
Boston, MA 02117                                           Services, Inc. (CEO until June
July 1937                                                  2000); John Hancock Advisers, Inc.
                                                           (the Adviser), John Hancock Funds,
                                                           Inc. (John Hancock Funds), The
                                                           Berkeley Financial Group, Inc. (The
                                                           Berkeley Group); Director, John
                                                           Hancock Subsidiaries, Inc.; John
                                                           Hancock Signature Services, Inc.
                                                           (Signature Services) (until January
                                                           1997); John Hancock Insurance
                                                           Agency, Inc.; (Insurance Agency),
                                                           (until May 1999); Independence
                                                           Investment Associates, Inc.,
                                                           Independence International
                                                           Associates, Inc,, Independence
                                                           Fixed Income Associates, Inc.;
                                                           Insurance Marketplace Standards
                                                           Association, Committee for Economic
                                                           Development, Ionics, Inc. (since
                                                           June 2000), Aspen Technology, Inc.
                                                           (since June 2000), Jobs for
                                                           Massachusetts, Federal Reserve Bank
                                                           of Boston (until March 1999);
                                                           Financial Institutions Center
                                                           (until May 1996), Freedom Trail
                                                           Foundation (until December 1996)
                                                           Beth Israel Hospital and
                                                           Corporation (until November 1996);
                                                           Director and Member (Beth
                                                           Israel/Deaconess Care Group),
                                                           Member, Commercial Club of Boston,
                                                           President (until April 1996);
                                                           Trustee, Wang Center for the
                                                           Performing Arts, Alfred P. Sloan
                                                           Foundation, John Hancock Asset
                                                           Management (until March 1997);
                                                           Member, Boston Compact Committee,
                                                           Mass. Capital Resource Company;
                                                           Chairman, Boston Coordinating
                                                           Committee ("The Vault") (until
                                                           April 1997).

Maureen R. Ford *              Trustee, Vice Chairman,     President, Broker/Dealer
101 Huntington Avenue          President and Chief         Distributor, John Hancock Life
Boston, MA  02199              Executive Officer (1,2)     Insurance Company; Vice Chairman,
December 1953                                              Director, President and Chief
                                                           Executive Officer, the Adviser and
                                                           The Berkeley Group; Vice Chairman,
                                                           Director and Chief Executive
                                                           Officer, John Hancock Funds;
                                                           Chairman, Director and President,
                                                           Insurance Agency, Inc.; Chairman,
                                                           Director and Chief Executive
                                                           Officer, Sovereign Asset Management
                                                           Corporation (SAMCorp.); Senior Vice
                                                           President, MassMutual Insurance Co.
                                                           (until 1999); Senior Vice
                                                           President, Connecticut Mutual
                                                           Insurance Co. (until 1996).


-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.


                                       17


                               Positions Held              Principal Occupation(s)
Name and Address               With the Company            During the Past Five Years
----------------               ----------------            --------------------------

James F. Carlin                Trustee                     Chairman and CEO, Carlin
101 Huntington Avenue                                      Consolidated, Inc.
Boston, MA  02199                                          (management/investments); Director,
April 1940                                                 Arbella Mutual (insurance), Health
                                                           Plan Services, Inc., Massachusetts
                                                           Health and Education Tax Exempt
                                                           Trust, Flagship Healthcare, Inc.,
                                                           Carlin Insurance Agency, Inc., West
                                                           Insurance Agency, Inc. (until May
                                                           1995), Uno Restaurant Corp.;
                                                           Chairman, Massachusetts Board of
                                                           Higher Education (until July 1999).

William H. Cunningham          Trustee                     Chancellor, University of Texas
101 Huntington Avenue                                      System and former President of the
Boston, MA  02199                                          University of Texas, Austin, Texas;
January 1944                                               Lee Hage and Joseph D. Jamail
                                                           Regents Chair of Free Enterprise;
                                                           Director, LaQuinta Motor Inns, Inc.
                                                           (hotel management company)
                                                           (1985-1998); Jefferson-Pilot
                                                           Corporation (diversified life
                                                           insurance company) and LBJ
                                                           Foundation Board (education
                                                           foundation); Advisory Director,
                                                           Chase Bank (formerly Texas Commerce
                                                           Bank - Austin).

Ronald R. Dion                 Trustee                     Chairman and Chief Executive
101 Huntington Avenue                                      Officer, R.M. Bradley & Co., Inc.;
Boston, MA  02199                                          Director, The New England Council
March 1946                                                 and Massachusetts Roundtable;
                                                           Trustee, North Shore Medical
                                                           Center, Director, BJ's Wholesale
                                                           Club, Inc. and a corporator of the
                                                           Eastern Bank; Trustee, Emmanuel
                                                           College.

Charles L. Ladner              Trustee                     Chairman and Trustee, DunWoody
101 Huntington Avenue                                      Village, Inc.; Senior Vice
Boston, MA  02199                                          President and Chief Financial
February 1938                                              Officer, UGI Corporation (Public
                                                           Utility Holding Company) (retired
                                                           1998); Vice President and Director
                                                           for AmeriGas, Inc. (retired 1998);
                                                           Vice President of AmeriGas
                                                           Partners, L.P. (until 1997);
                                                           Director, EnergyNorth, Inc. (until
                                                           1995).


-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.


                                       18


                               Positions Held              Principal Occupation(s)
Name and Address               With the Company            During the Past Five Years
----------------               ----------------            --------------------------

Steven R. Pruchansky           Trustee (1)                 Chief Executive Officer, Mast
101 Huntington Avenue                                      Holdings, Inc. (since June 1, 2000)
Boston, MA  02199                                          Director and President, Mast
August 1944                                                Holdings, Inc. (until May 31,
                                                           2000); Director, First Signature
                                                           Bank & Trust Company (until August
                                                           1991); Director, Mast Realty Trust
                                                           (until 1994); President, Maxwell
                                                           Building Corp. (until 1991).

Norman H. Smith                Trustee                     Lieutenant General, United States
101 Huntington Avenue                                      Marine Corps; Deputy Chief of Staff
Boston, MA 02199                                           for Manpower and Reserve Affairs,
March 1933                                                 Headquarters Marine Corps;
                                                           Commanding General III Marine
                                                           Expeditionary Force/3rd Marine
                                                           Division (retired 1991).

John P. Toolan                 Trustee                     Director, The Smith Barney Muni
101 Huntington Avenue                                      Bond Funds, The Smith Barney
Boston, MA  02199                                          Tax-Free Money Funds, Inc., Vantage
September 1930                                             Money Market Funds (mutual funds),
                                                           The Inefficient-Market Fund, Inc.
                                                           (closed-end investment company) and
                                                           Smith Barney Trust Company of
                                                           Florida; Chairman, Smith Barney
                                                           Trust Company (retired December,
                                                           1991); Director, Smith Barney,
                                                           Inc., Mutual Management Company and
                                                           Smith Barney Advisers, Inc.
                                                           (investment advisers) (retired
                                                           1991); Senior Executive Vice
                                                           President, Director and member of
                                                           the Executive Committee, Smith
                                                           Barney, Harris Upham & Co.,
                                                           Incorporated (investment bankers)
                                                           (until 1991).


-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.


                                       19


                               Positions Held              Principal Occupation(s)
Name and Address               With the Company            During the Past Five Years
----------------               ----------------            --------------------------

William L. Braman              Executive Vice President    Executive Vice President and Chief
101 Huntington Avenue          and Chief Investment        Investment Officer, each of the
Boston, MA 02199               Officer (2)                 John Hancock Funds; Executive Vice
December 1953                                              President and Chief Investment
                                                           Officer, Barring Asset Management,
                                                           London UK (until May 2000).

Susan S. Newton                Vice President, Secretary   Vice President and Chief Legal
101 Huntington Avenue          and Chief Legal Officer     Officer the Adviser; John Hancock
Boston, MA 02199                                           Funds; Vice President, Signature
March 1950                                                 Services (until May 2000), The
                                                           Berkeley Group, NM Capital and
                                                           SAMCorp.

James J. Stokowski             Vice President, Treasurer   Vice President, the Adviser.
101 Huntington Avenue          and Chief Accounting
Boston, MA  02199              Officer
November 1946

Thomas H. Connors              Vice President and          Vice President and Compliance
101 Huntington Avenue          Compliance Officer          Officer, the Adviser; Vice
Boston, MA  02199                                          President, John Hancock Funds.
September 1959


-------------------
*   Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2) A member of the Investment Committee of the Adviser.


The following table provides information regarding the compensation paid by the Fund and other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Messrs. Brown and Ms. Ford, each a non-Independent Trustee, and each of the officers of the Fund are interested persons of the Adviser, and/or affiliates are compensated by the Adviser and receive no compensation from the Fund for their services.

                                                   Total Compensation
                            Aggregate              from all Funds in
                            Compensation           John Hancock Fund Complex
Trustees                    from the Fund(1)       to Trustees (2)
--------                    ----------------       -------------------------

James F. Carlin                  $ 5,899                 $ 72,600
William H. Cunningham*             5,899                   72,250
Ronald R. Dion*                    5,899                   72,350
Harold R. Hiser, Jr.* (3)          5,580                   68,450
Charles L. Ladner                  6,168                   75,450
Leo E. Linbeck, Jr.(3)             5,553                   68,100
Steven R. Pruchansky*              6,160                   75,350
Norman H. Smith*                   6,420                   78,500
John P. Toolan*                    6,160                   75,600
                               ---------                ---------
Total                            $53,738                 $658,650

      (1)    Compensation is for fiscal period ended December 31, 1999.

      (2) Total compensation paid by the John Hancock Fund Complex to the Independent Trustees is for the calendar year ended December 31, 1999. As of that date, there were sixty-five funds in the John Hancock Fund Complex, with each of these Independent Trustees serving on thirty-four funds.

      (3) Effective December 31, 1999, Messrs. Hiser and Linbeck resigned as Trustees of the Complex.

      (*) As of December 31, 1999 the value of the aggregate accrued deferred compensation from all Funds in the John Hancock fund complex for Mr. Cunningham was $440,889, for Mr. Dion was $38,687, for Mr. Hiser was $166,368, for Ms. McCarter was $208,971 (resigned as of October 1, 1998), for Mr. Pruchansky was $125,714, for Mr. Smith was $149,232 and for Mr. Toolan was $607,294 under the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan").

All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and/or Directors and/or Trustees of one or more other funds for which the Adviser serves as investment adviser.

The officers and Trustees of the Fund as a group beneficially owned less than 1% of the outstanding shares of the Fund and no shareholders of record beneficially owned 5% or more of the outstanding shares of the Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has more than $30 billion in assets under management in its capacity as investment adviser to the Fund and other funds in the John Hancock group of funds, as well as retail and institutional privately managed accounts. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating from Standard & Poor's and A.M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years. The Fund is managed by Timothy E. Quinlisk, CFA. Mr. Quinlisk is a Senior Vice President of the Adviser and has managed the Fund since 1998 except between January and March 2000.

The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser, which was approved by the Fund's shareholders. Pursuant to the Advisory Agreement, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held sold or exchanged and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodian including those for keeping books and accounts maintaining a committed line of credit and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund; the compensation and expenses of trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly a fee based on a stated percentage of the average daily net assets, equal on an annual basis to 0.625% of the Fund.

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

For the period from September 1, 1996 to December 31, 1996, and for the fiscal year ended December 31, 1997, the advisory fee paid by the Fund to the Adviser amounted to $616,603 and $2,735,337, respectively. For the year ended December 31, 1998, the advisory fee paid by the Fund to the Adviser amounted to $5,265,071, of which $150,000 was waived. For the year ended December 31, 1999, the advisory fee paid by the Fund to the Adviser amounted to $6,705,736.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or for other funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the Advisory Agreement, the Adviser is not liable to the Fund or its shareholders for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which its Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of the obligations and duties under the Advisory Agreement.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Fund's Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The continuation of the Advisory Agreement and Distribution Agreement (discussed below) was last approved by all of the Trustees. The Advisory Agreement, and the Distribution Agreement will continue in effect from year to year, provided that its continuance is approved annually both (I) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are no parties to the Agreement or "interested persons" of any such parties. Both agreements may be terminated on 60 days written notice by any party or by a vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if assigned.

Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this Agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal year ended December 31, 1997, 1998 and 1999, the Fund paid the Adviser $79,241, $134,234 and $19,215, respectively, for services under this Agreement.

Personnel of the Adviser and its affiliates may trade securities for their personal accounts. The Fund also may hold, or may be buying or selling, the same securities. To prevent the Fund from being disadvantaged, the adviser and its affiliates and the Fund have adopted a code of ethics which restricts the trading activity of those personnel.

DISTRIBUTION CONTRACT

The Fund has a Distribution Agreement with John Hancock Funds. Under the Agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. These Selling Brokers are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. John Hancock Funds accepts orders for the purchase of the shares of the Funds which are continually offered at net asset value next determined.

SALES COMPENSATION

As part of its business strategy, John Hancock Funds may pay compensation to financial services firms that sell the Fund's shares. These firms typically pass along a portion of this compensation to your financial representative.

John Hancock Funds may make a one-time payment at the time of initial purchase out of its own resources to a Selling Broker who sells shares of the Fund. This payment may not exceed 0.15% of the amount invested.

In addition, from time to time, John Hancock Funds, at its expense, may provide significant additional compensation to financial services firms which sell or arrange for the sale of shares of the Fund. Such compensation provided by John Hancock Funds may include, for example, financial assistance to financial services firms in connection with their conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more Funds, and/or other financial services firms-sponsored events or activities. Other compensation, such as asset retention fees, finder's fees and reimbursement for wire transfer fees, may be offered to the extent not prohibited by law or any self-regulatory agency, such as the NASD.

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market Issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the mean between the current closing bid and asked prices.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of the Fund's NAV. If quotations are not readily available , or the value has been materially affected by the events occurring after closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value.

The NAV for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

SPECIAL REDEMPTIONS

Although the Funds would not normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. Each Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, each Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of that period.

DESCRIPTION OF THE FUND'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and one other series. The Trustees have authorized the issuance of three classes of shares of the Fund, designated as Class A, Class , Class C and Class I.

The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to each class will be borne exclusively by that class; (ii) Class B and Class C shares will pay higher distribution and service fees than Class A shares; and (iii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares are purchased. No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with a request for a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business Trust could under certain circumstances, be held personally liable for acts or obligations of the Trust. However, Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations and affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no Fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any loss that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Selling activities for the Fund may not take place outside the U.S. except with U.S. military bases, APO addresses and U.S. diplomats. Brokers of record on Non-U.S. investors' accounts with foreign mailing addresses are required to certify that all sales activities have occurred, and in the future will occur, only in the U.S. A foreign corporation may purchase shares of the Fund only if it has a U.S. mailing address.

TAX STATUS

The Fund, is treated as a separate entity for accounting and tax purposes has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify in each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on its taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a 4% non-deductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.

Distributions from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as long term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than those gains and losses included in computing net capital gain, after reduction by deductible expenses.) Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

If the Fund invests in stock (including an option to acquire stock such as is inherent in a convertible bond) of certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends certain rents and royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. These investments could also result in the treatment of associated capital gains as ordinary income. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may be available to ameliorate these adverse tax consequences, but any such election would require the Fund to recognize taxable income or gain without the concurrent receipt of cash. The Fund may limit and/or manage its holdings in passive foreign investment companies or make an available election to minimize its tax liability or maximize its return from these investments.

Foreign  exchange  gains and  losses  realized  by the Fund in  connection  with certain transactions involving foreign currency-denominated debt securities, certain foreign currency options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Transactions in foreign currencies that are not directly related to the Fund's investment in stock or securities, including speculative currency positions, could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its gross income for each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed the Fund's investment company taxable income computed without regard to such loss, the resulting overall ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Some tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. The Fund does not expect to qualify to pass such taxes through to its shareholders, who consequently will not take such taxes into account on their own tax returns. However, the Fund will deduct such taxes in determining the amount it has available for distribution to shareholders.

The amount of the Fund's realized capital gains, if any, in any given year will vary depending upon the Adviser's current investment strategy and whether the Adviser believes it to be in the best interest of the Fund to dispose of portfolio securities and/or engage in options, futures or forward transactions that will generate capital gains. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of the Fund (including by exercise of the exchange privilege) in a transaction that is treated as a sale for tax purposes, a shareholder may realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's tax holding period for the shares and subject to the special rules described below. A sales charge paid in purchasing shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund or another John Hancock Fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to an election to reinvest dividends in additional shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as capital gain income in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.

For Federal income tax purposes, the Fund is permitted to carry forward a net realized capital loss in any year to offset its net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and, as noted above, would not be distributed as such to shareholders. Presently, there are no realized capital loss carry forwards available to offset future net realized capital gains.

For purposes of the dividends received deduction available to corporations, dividends received by the Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) during a prescribed period extending before and after each dividend and distributed and properly designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the minimum holding period requirement stated above (46 or 91 days) with respect to their shares of the Fund for each dividend in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability, if any. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, for the purpose of computing its gain or loss on redemption or other disposition of the shares and, to the extent such basis would be reduced to zero, that current recognition of income would be required.

The Fund is required to accrue income on any debt securities that have more than a de minimis amount of original issue discount (or debt securities acquired at a market discount, if the Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payment. The mark to market rules or constructive sale applicable to certain options and forward contracts may also require the Fund to recognize income or gain without a concurrent receipt of cash. Additionally, some countries restrict repatriation which may make it difficult or impossible for the Fund to obtain cash corresponding to its earnings or assets in those countries. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish a Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. A Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

Limitations imposed by the Code on regulated investment companies like the Fund may restrict the Fund's ability to enter into options, futures, foreign currency positions, and foreign currency forward contracts.

Certain options, futures and forward foreign currency transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of certain foreign currency contracts, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Additionally, the Fund may be required to recognize gain, but not loss, if an option or other transactions is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. Also, certain of the Fund's losses on its transactions involving options, futures or forward contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gains. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. Certain of such transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. The Fund will take into account the special tax rules (including consideration of available elections) applicable to options, futures and forward contracts in order to seek to minimize any potential adverse tax consequences.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8, Form W-8BEN or other authorized withholding certificate is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE

As of December 31, 1999 the average annual total returns of the Class A shares of the Fund for the one, five and 10 year periods were 30.99%, 28.25%, and 17.15%, respectively.

The Fund's total return is computed by finding the average annual compounded rate of return over the 1-year, 5-year, and 10-year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:


                n _____
           T = \ /ERV/P - 1

Where:

P =        a hypothetical initial investment of $1,000.
T =        average annual total return.
n =        number of years.
ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1 year, 5 year and 10 year periods.

Because each class has its own sales charge and fee structure, the classes have different performance results. In the case of each class, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC is applied at the end of the period, respectively. This calculation also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sales charge from the distribution rate produces a higher rate.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period.

The Fund may advertise yield, where appropriate. The Fund's yield is computed by dividing net investment income per share determined for a 30-day period by the maximum offering price per share (which includes the full sales charge, if applicable) on the last day of the period, according to the following standard formula:

                                      6
         Yield = 2 ( [ ( a - b ) + 1 ] - 1 )
                        -------
                          cd
Where:

a =      dividends and interest earned during the period.
b =      net expenses accrued during the period.
c = the average daily number of fund shares outstanding during the period that would be entitled to receive dividends.
d = the maximum offering price per share on the last day of the period (NAV where applicable).

From time to time, in reports and promotional literature, the Fund's total return/ or yield will be compared to indices of mutual funds and bank deposit vehicles such as Lipper Analytical Services, Inc.'s "Lipper -- Fixed Income Fund Performance Analysis," a monthly publication which tracks net assets, total return, and yield on fixed income mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well as the Russell and Wilshire Indices.

Performance rankings and ratings reported periodically in, and excerpts from, national financial publications such as MONEY Magazine, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRON'S, etc. will also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta." Beta is a reflection of the market-related risk of the Fund by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities of the Fund and the allocation of brokerage commissions are made by the Adviser and officers of the Fund pursuant to recommendations made by its investment committee of the Adviser, which consists of officers and Trustees of the Adviser who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the Adviser, will offer the best price and market for the execution of each transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on such transactions.

In the U.S. Government securities market, securities are generally traded on a "net" basis with dealers acting as principal for their own account without a stated commission, although the price of the security usually includes a profit to the dealer. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and other policies that the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser of the Fund, and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitments to allocate portfolio transactions upon any prescribed basis. While the Advisers will be primarily responsible for the allocation of the Fund's brokerage business, their policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees. For the fiscal year ended December 31, 1997, 1998 and 1999, the fund paid negotiated brokerage commissions of $1,098,874, $1,692,538 and $ 2,739,631, respectively.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that the price is reasonable in light of the services provided and to policies that the Trustees may adopt from time to time. During the fiscal year ended December 31, 1999, the Fund paid $723,749 commissions as compensation to any brokers for research services such as industry, economic and company reviews and evaluations of securities.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker dealer (until January 1, 1999, John Hancock Distributors, Inc.) ("Signator" or "Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through Affiliated Brokers. During the year ended December 31, 1999, the Fund did not execute any portfolio transactions with then affiliated brokers.

Signator may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the 1940 Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers, except for accounts for which the Affiliated Broker acts as a clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Broker, has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. Because of this, client accounts in a particular style may sometimes not sell or acquire securities as quickly or at the same prices as they might if each were managed and traded individually.

For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size ( a small account's allocation may be increased to provide it with a meaningful position), and the account's other holdings. In addition, an account's allocation may be increased if that account's portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, duration benchmarks and credit and sector exposure. For example, value funds will likely not participate in initial public offerings s frequently as growth funds. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217- 1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature Services an annual fee 0.05% of the average daily net assets attributable to the Class I shares.

CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. Under the custodian agreement, Investor Bank & Trust Company performs custody, portfolio and fund accounting services.

INDEPENDENT AUDITORS

The independent auditors of the Fund are ______________________, 200 Clarendon Street, Boston, Massachusetts 02116. ___________________ audits and renders an opinion on the Fund's annual financial statements, and reviews the Fund's annual Federal income tax return.

APPENDIX-A

MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's principal securities and investment practices. You may find the most concise description of the fund's risk profile in the prospectus.

A fund is permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief definitions of certain associated risks with them, with examples of related securities and investment practices included in brackets. See the "Investment Objectives and Policies" and "Investment Restrictions" sections of this Statement of Additional Information for a description of this Fund's investment policies. The fund follows certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the fund will earn income or show a positive total return over any period of time -- days, months or years.

TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). (e.g. short sales, financial futures and options; securities and index options, currency contracts).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. (e.g. Borrowing; reverse repurchase agreements, repurchase agreements, securities lending, non-investment-grade debt securities, financial futures and options; securities and index options).

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. (e.g. Foreign securities, financial futures and options; securities and index options, currency contracts).

Extension risk The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk The risk that key information about a security or market is inaccurate or unavailable. (e.g. non-investment-grade debt securities, foreign securities).

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. (e.g. Non investment-grade debt securities, financial futures and options; securities and index options).

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. (e.g. Borrowing; reverse repurchase agreements, short-sales, when-issued securities and forward commitments; financial futures and options; securities and index options, currency contracts).

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. (e.g. short sales, non-investment-grade debt securities; restricted and illiquid securities, financial futures and options; securities and index options, currency contracts).

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Common to all stocks and bonds and the mutual funds that invest in them. (e.g. Short sales, short-term trading, when-issued securities and forward commitments, non-investment-grade securities, foreign securities, financial futures and options; securities and index options, restricted and illiquid securities).

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events. (e.g. Foreign securities).

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. (e.g. Short sales, when -issued securities and forward commitments, financial futures and options; securities and index options, currency contracts).

Political risk The risk of losses directly attributable to government or political actions of any sort. (e.g. Foreign securities)

Prepayment risk The risk that unanticipated prepayments may occur during periods of falling interest rates, reducing the value of mortgage-backed securities.

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for. (e.g. Non-investment-grade debt securities, restricted and illiquid securities).

APPENDIX B

Description of Bond Ratings

The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group represent their opinions as to the quality of various debt instruments they undertake to rate. It should be emphasized that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment at some time in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack the characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represented obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

STANDARD & POOR'S RATINGS GROUP

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B: Debt rated BB, and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CCC: Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC: The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

FINANCIAL STATEMENTS

                          JOHN HANCOCK INVESTMENT TRUST

                                     PART C.


OTHER INFORMATION

Item. 23.   Exhibits:

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 24.   Persons Controlled by or under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with Registrant.

Item. 25.  Indemnification.

Indemnification provisions relating to the Registrant's Trustees, officers, employees and agents is set forth in Article IV of the Registrant's Declaration of Trust included as Exhibit 1 herein.

Under Section 12 of the Distribution Agreement, John Hancock Funds, Inc. ("John Hancock Funds") has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.

Section 9(a) of the By-Laws of John Hancock Life Insurance Company ("the Insurance Company") provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the Insurance Company who serves as a Trustee or officer of the Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote, or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined not to be entitled to indemnification.

Article IX of the By-Laws of John Hancock Advisers, Inc. ("the Adviser") provide as follows:

"Section 9.01. Indemnity. Any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was at any time since the inception of the Corporation a director, officer, employee or agent of the Corporation or is or was at any time since the inception of the Corporation serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and the liability was not incurred by reason of gross negligence or reckless disregard of the duties involved in the conduct of his office, and expenses in connection therewith may be advanced by the Corporation, all to the full extent authorized by the law."

"Section 9.02. Not Exclusive; Survival of Rights: The indemnification provided by Section 9.01 shall not be deemed exclusive of any other right to which those indemnified may be entitled, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person."

Insofar as indemnification for liabilities under the Securities Act of 1933 (the "Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Registrant's Declaration of Trust and By-Laws of John Hancock Funds, the Adviser, or the Insurance Company or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Advisers.

For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and Directors of the Adviser, reference is made to Form ADV (801-8124) filed under the Investment Advisers Act of 1940, which is incorporated herein by reference.

Item 27.  Principal Underwriters.

(a) John Hancock Funds acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Cash Reserve, Inc., John Hancock Bond Trust, John Hancock Current Interest, John Hancock Series Trust, John Hancock Tax-Free Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Bond Fund, John Hancock Tax-Exempt Series, John Hancock Strategic Series, John Hancock World Fund, John Hancock Investment

Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust II and John Hancock Investment Trust III and John Hancock Equity Trust.

(b) The following table lists, for each director and officer of John Hancock Funds, the information indicated.



       Name and Principal                                               Positions and Offices
       ------------------                                               ---------------------
        Business Address           Positions and Offices                   with Registrant
        ----------------           ---------------------                   ---------------
                                      with Underwriter
                                      ----------------

Stephen L. Brown                   Director and Chairman                  Trustee and Chairman
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Maureen R. Ford                    Director, Vice Chairman         Trustee, Vice Chairman, President and
101 Huntington Avenue               and Chief Executive                    Chief Executive Officer
Boston, Massachusetts                    Officer

Robert H. Watts                    Director, Executive Vice                  None
John Hancock Place                   President and Chief
P.O. Box 111                         Compliance Officer
Boston, Massachusetts

David A. King                              Director                          None
380 Stuart Street
Boston, Massachusetts




       Name and Principal                                               Positions and Offices
       ------------------                                               ---------------------
        Business Address           Positions and Offices                 with Registrant
        ----------------           ---------------------                ---------------
                                     With Underwriter
                                     ----------------

Susan S. Newton                        Vice President                   Vice President, Chief Legal
101 Huntington Avenue                  and Secretary                    Officer and Secretary
Boston, Massachusetts

Thomas E. Moloney                      Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Jeanne M. Livermore                    Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts



       Name and Principal                                               Positions and Offices
       ------------------                                               ---------------------
        Business Address           Positions and Offices                  with Registrant
        ----------------           ---------------------                  ---------------
                                     With Underwriter
                                     ----------------

John M. DeCiccio                       Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

David F. D'Alessandro                  Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Mark C. Lapman                         Director                              None
53 State Street
Boston, Massachusetts

James V. Bowhers                      President                              None
101 Huntington Avenue
Boston, Massachusetts

Keith F. Hartstein                  Senior Vice President                    None
101 Huntington Avenue
Boston, Massachusetts

Dale A. Bearden                     Vice President                         None
101 Huntington Avenue
Boston, Massachusetts

Kathleen M. Graveline               Senior Vice President                    None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Peter F. Mawn                       Senior Vice President                    None
John Hancock Place
P.O. Box 111
Boston, Massachusetts




                                      C-6

Karen F. Walsh                        Vice President                         None
101 Huntington Avenue
Boston, Massachusetts

Gary Cronin                           Vice President                         None
101 Huntington Avenue
Boston, Massachusetts

Kristine McManus                      Vice President                         None
101 Huntington Avenue
Boston, Massachusetts

Thomas H. Connors                     Vice President                    Vice President and
101 Huntington Avenue                 and Compliance                    Compliance Officer
Boston, Massachusetts                 Officer

         (c)      None.

Item 28. Location of Accounts and Records.

         The Registrant maintains the records required to be maintained by it under Rules 31a-1 (a), 31a-a(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 101 Huntington Avenue, Boston Massachusetts 02199-7603. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's Transfer Agent and Custodian.

Item 29.  Management Services.

          Not applicable.

Item 30.  Undertakings.

          Not applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 22nd day of December, 2000.

                                        JOHN HANCOCK INVESTMENT TRUST


                                        By:            *
                                           -------------------------------------
                                           Stephen L. Brown
                                           Chairman and Trustee

         Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


        Signature                        Title                               Date
        ---------                        -----                               ----

         *                          Chairman
-----------------------
Stephen L. Brown


         *
-----------------------             Trustee, Vice Chairman                       December 22, 2000
Maureen R. Ford                     and Chief Executive Officer


/s/James J. Stokowski
------------------------
James J. Stokowski                  Vice President, Treasurer
                                    (Chief Accounting Officer)


          *                         Trustee
------------------------
James F. Carlin


          *                         Trustee
------------------------
William H. Cunningham


          *                         Trustee
------------------------
Ronald R. Dion


          *                         Trustee
------------------------
Charles L. Ladner

        Signature                        Title                      Date
        ---------                        -----                      ----


              *                     Trustee
------------------------
Steven R. Pruchansky


              *                     Trustee
------------------------
Norman H. Smith


              *                     Trustee
------------------------
John P. Toolan




*By:     /s/Susan S. Newton
         ------------------                                   December 22, 2000
         Susan S. Newton
         Attorney-in-Fact
         Powers of Attorney
         dated December 7, 1999

                          John Hancock Investment Trust

                               (File no. 2-10156)

                                INDEX TO EXHIBITS

99.(a) Articles of Incorporation. Amended and Restated Declaration of Trust dated July 1, 1996.***

99.(a).1 Amendment of Section 5.11 and  Establishment  and  Designation  of New
         Class C Shares and Redesignation of Existing Class C shares of Beneficial interest of Sovereign Investors Fund.******

99.(a).2 Establishment and Designation of New Class C Shares and Redesignation of Existing Class C shares of Beneficial interest of Growth and Income Fund.******

99.(a).3 Amendment of Section 5.11 and Establishment and Designation of Class C
         Shares of Beneficial Interest of Sovereign Balanced Fund effective
         May 1, 1999.*******

99.(a).4 Establishment and Designation of Class A Shares and Class B Shares of
         Beneficial Interest of John Hancock Real Estate Fund dated September 15, 1998.********

99.(a).5 Abolition of John Hancock Real Estate Fund and Amendment of Section
         5.11 effective November 1, 1999.**********

99.(a).6 Instrument Changing Names of Series of Shares of the Trust for John
         Hancock Sovereign Balanced Fund to John Hancock Balanced Fund and John Hancock Growth and Income Fund to John Hancock Large Cap Value Fund dated March 9, 1999.********

99.(a).7 Instrument Fixing the number of Trustees and appointing individual to fill vacancy dated December 7, 1999.*********

99.(b)   By-Laws.  Amended and Restated By-Laws dated November 19, 1996.****

99.(c) Instruments Defining Rights of Securities Holders. See exhibits 99.(a) and 99.(b).

99.(d) Investment Advisory Contracts. Investment Advisory Agreement between John Hancock Large Cap Value Fund (formerly John Hancock Growth and Income Fund) and John Hancock Advisers, Inc.*

99.(d).1 Investment Advisory Agreement between John Hancock Sovereign Investors
         Fund, John Hancock Sovereign Balanced Fund and John Hancock Advisers, Inc. dated December 2, 1996.*****

99.(d).2 Service Agreement between Registrant and Sovereign Asset Management copration dated December 2, 1996.*****

99.(d).3 Investment Management Contract between John Hancock Real Estate Fund and John Hancock Advisers, Inc. dated September 30, 1998.********

99.(e) Underwriting Contracts. Distribution Agreement between John Hancock Funds, Inc. (formerly named John Hancock Broker Distribution Services, Inc. and the Registrant dated August 1, 1991.*

99.(e).1 Amendment to Distribution Agreement between Registrant and John Hancock
         Funds, Inc. dated December 2, 1996.*****

99.(e).2 Form of Soliciting Dealer Agreement between John Hancock Broker
         Distribution Services ,Inc. and Selected Dealers.*

99.(e).3 Form of Financial Institution Sales and Service Agreement between John
         Hancock Funds, Inc. and the John Hancock funds.*

99.(e).4 Amendment to Distribution Agreement between John Hancock Real Estate
         Fund and John Hancock Funds, Inc. dated September 30, 1998.********

99.(f)   Bonus or Profit Sharing Contracts.  Not Applicable.

99.(g) Amended and Restated Master Custodian Agreement between John Hancock Mutual Funds for John Hancock Growth and Income Fund, John Hancock Sovereign Investors Fund and John Hancock Sovereign Balanced Fund and Investors Bank and Trust Company dated March 9, 1999.********

99.(g).1 Amended and Restated Master Custodian Agreement between John Hancock
         Mutual Funds for John Hancock Real Estate Fund and Brown Brothers Harriman & Company dated March 9, 1999.********

99.(h) Other Material Contracts. Amended and Restated Master Transfer Agency and Service Agreement between John Hancock funds and John Hancock Signature Services, Inc. dated June 1, 1998.******

99.(h).1 Amendment to Master Transfer Agency and Service Agreement dated
         September 30, 1998.********

99.(h).2 Service Agreement between Charles Schwab & Co., Inc. and John Hancock
         Large Cap Value Fund, Class A, John Hancock Funds, Inc. and John Hancock Signature Services, Inc.+

99.(i)   Legal Opinion.+

99.(j)   Other Opinions. Not Applicable

99.(k)   Omitted Financial Statements.  Not Applicable.

99.(l)   Initial Capital Agreements.  Not Applicable.

99.(m) Rule 12b-1 Plans. Distribution Plan between John Hancock Sovereign Investors Fund, Classes A and B and John Hancock Funds, Inc. dated December 2, 1996.*****

99.(m).1 Distribution Plan between John Hancock Sovereign Balanced Fund, Classes
         A and B and John Hancock Funds, Inc. dated December 2, 1996.*****

99.(m).2 Classes A and B Distribution Plans between John Hancock Large Cap Value
         Fund (formerlyJohn Hancock Growth and Income Fund) and John Hancock Funds, Inc. dated December 22, 1994.*

99.(m).3 Class C Distribution Plan between John Hancock Large Cap Value Fund
         (formerly John Hancock Growth and Income Fund) Sovereign Investors Fund and John Hancock Funds, Inc. dated May 1, 1998.******

99.(m).4 Classes A and B Distribution Plans between John Hancock Real Estate
         Fund and John Hancock Funds, Inc. dated September 30, 1998.********

99.(m).5 Distribution Plan between John Hancock Sovereign Balanced Fund, Class C and John Hancock Funds, Inc. dated May 1, 1999.********

99.(n) Rule 18f-3 Plan. John Hancock Funds Class A and Class B amended and restated Multiple Class Plan pursuant to Rule 18f-3 for John Hancock Sovereign U.S. Government Income Fund dated May 1, 1998.******

99.(n).1 John  Hancock  Funds Class A, Class B and Class C amended and  restated
         Multiple Class Plan pursuant to Rule 18f-3 for Large Cap Value Fund (formerly John Hancock Growth and Income Fund) and John Hancock Sovereign Balanced Fund.******

99.(n).2 John Hancock Funds Class A, Class B, Class C and Class Y amended and restated Multiple Class Plan pursuant to Rule 18f-3 for John Hancock Sovereign Investors Fund dated May 1, 1998.******

99.(p) Code of Ethics for John Hancock Funds and John Hancock Investment Companies.**********

99.(p).1 Revised Code of Ethics for John Hancock Funds and John Hancock
         Investment Companies.+

* Previously filed electronically with Registration Statement and/or post-effective amendment no. 73 file nos. 811-0560 and 2-10156 on May 10, 1995, accession number 0000950135-95-001122.

** Previously filed electronically with Registration Statement and/or post-effective amendment no. 74 file nos. 811-0560 and 2-10156 on December 26, 1996, accession number 0000950135-95-002738.

*** Previously filed electronically with Registration Statement and/or post-effective amendment no. 76 file nos. 811-0560 and 2-10156 on September 13, 1996, accession number 0001010521-96-000179.

**** Previously filed electronically with Registration Statement and/or post-effective amendment no. 77 file nos. 811-0560 and 2-10156 on December 20 1997, accession number 0001010521-96-000224.

***** Previously filed electronically with Registration Statement and/or post-effective amendment no. 78 file nos. 811-0560 and 2-10156 on February 27, 1997, accession number 0001010521-97-000228.

****** Previously filed electronically with Registration Statement and/or post-effective amendment no. 82, file nos. 811-0560 and 2-10156 on July 15, 1998, accession number 0001010521-98-000292.

******* Previously filed electronically with Registration Statement and/or past-effective amendment no. 83, file nos. 811-0560 and 2-10156 on February 23, 1999, accession number 0001010521-99-000136.

******** Previously filed electronically with Registration Statement and/or past-effective amendment no. 84, file nos. 811-0560 and 2-10156 on April 27, 1999, accession number 0001010521-00-000202.

********* Previously filed electronically with Registration Statement and/or past-effective amendment no. 85, file nos. 811-0560 and 2-10156 on February 28, 2000, accession number 0001010521-00-000202.

********** Previously filed electronically with Registration Statement and/or past-effective amendment no. 86, file nos. 811-0560 and 2-10156 on April 25, 2000, accession number 0001010521-00-000248.

+        Filed herewith.